Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill
13	Goodwill

Movements on goodwill during the year were as follows:

	Marketing	Enterprise
	Solutions	Solutions	Total
Balance as of January 1, 2022	53,024	28,650	81,674
Impairment (Note 2(q))	(53,024)	(27,113)	(80,137)
Exchange differences	—	(1,537)	(1,537)
Balance as of December 31, 2022 and 2023	—	—	—